Income Taxes - Schedule of effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory rate, benefit	$ (122,960)	$ (14,586)	$ (11,958)
State income taxes, net of benefit	(14,600)	(5,318)	(4,881)
R&D credits	(5,119)	(3,084)	(3,022)
Nondeductible expenses		35	153
Stock-based compensation	110,014	2,566	1,618
Change in unrecognized tax benefits	1,035
Other	1,626	22	0
Change in valuation allowance	30,007	20,366	18,099
Income taxes	$ 3	$ 1	$ 9
Federal statutory rate, benefit, percent	21.00%
State income taxes, net of benefit, percent	2.50%
R&D credits,percent	0.90%
Stock-based compensation, percent	(18.80%)
Change in unrecognized tax benefits, percent	(0.20%)
Other, percent	(0.30%)
Change in valuation allowance, percent	(5.10%)
Effective tax rate, percent	0.00%